Related parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related parties
Related parties
6.	Related parties

Ascletis BioScience Co. Ltd

In January 2019, the Company entered into a license agreement that became effective in February 2019 with Ascletis, a subsidiary of Ascletis Pharma Inc. (Ascletis Pharma), biotechnology company incorporated in the Cayman Islands and headquartered in Hangzhou, China and a Company investor. The parties entered into this agreement with the intention to develop, manufacture, and commercialize the Company’s proprietary FASN inhibitor, denifanstat. Under the terms of the license agreement, the Company granted Ascletis and its affiliates an exclusive, royalty-bearing sublicensable right and license under the Company’s intellectual property to develop, manufacture, commercialize and otherwise exploit denifanstat and other products containing denifanstat-related compounds in Greater China, consisting of the People’s Republic of China, Hong Kong, Macau and Taiwan.

The Company will bear all expenses related to development activities in Greater China as part of a global Phase 2 trial, except for clinical operations and regulatory staff provided by Ascletis. The Company conducted all development activities in connection with the FASCINATE-1 Phase 2 clinical trial in the United States and Greater China at its sole expense, except for certain in-kind contributions by Ascletis in Greater China. Ascletis is solely responsible for all development activities in connection with obtaining and maintaining regulatory approvals for denifanstat in Greater China. The Company received $28.1 thousand as reimbursement pursuant to the license agreement for Greater China patent prosecution costs during the nine months ended September 30, 2022. The Company did not receive any reimbursements pursuant to the license agreement for Greater China patent prosecution costs during the nine months ended September 30, 2023.

The Company is eligible to receive development and commercial milestone payments from Ascletis in aggregate of up to $122.0 million as well as tiered royalties ranging from percentages in the high single digits to mid-teens on future net sales of denifanstat, which is referred to as ASC40 in Greater China. Ascletis Pharma, through a subsidiary, also led the Series E preferred stock financing in February 2019. As noted below, the Company received $2.0 million related to a development milestone in August, 2023.

This license and Phase 2 research and development services components of this agreement are representative of a relationship with a customer and therefore are subject to ASC 606. In January 2022, Ascletis initiated dosing of a Phase 3 trial for recurrent GBM, potentially triggering a $2.0 million development milestone payment, net of applicable taxes, under the license agreement. The parties were in discussions regarding the form and amount of consideration related to this milestone until July 2023, at which time the Company concluded that the risk of reversal was no longer present, resulting in revenue recognition of $2.0 million. In August 2023, the Company received a $1.7 million milestone payment (representing the $2.0 million development milestone payment, net of applicable taxes which are recorded in general and administrative in the condensed statement of operations and comprehensive loss) from Ascletis.

There were no payments made to Ascletis during the nine months ended September 30, 2023. The Company paid Ascletis under their manufacturing arrangement $4.0 thousand during the nine months ended September 30, 2022.

Assignment and Assumption Agreement

In July 2023, the Company entered into an Assignment and Assumption Agreement with Ascletis and Ascletis’ affiliate Gannex under which Ascletis, while remaining responsible for performance under the license agreement, assigned all of its rights and obligations under the license agreement to Gannex and Gannex assumed such rights and obligations, effective as of October 2019.

6.Related parties

University of Zurich and ETH Zurich

In April 2007, the Company entered into a license agreement with the University of Zurich and ETH Zurich, both Company investors, for exclusive rights in the United States to certain know-how and patents related to antiviral drug testing. The license agreement remains in force until the last patent expires or the agreement is canceled by either party. Upon execution of the agreement, the Company issued 192 shares of common stock to ETH Zurich and issued 96 shares of common stock to the University of Zurich.

Ascletis BioScience Co. Ltd

In January 2019, the Company entered into a license agreement that became effective in February 2019 with Ascletis, a subsidiary of Ascletis Pharma Inc. (Ascletis Pharma), biotechnology company incorporated in the Cayman Islands and headquartered in Hangzhou, China and a Company investor. The parties entered into this agreement with the intention to develop, manufacture, and commercialize the Company’s proprietary FASN inhibitor, denifanstat. Under the terms of the license agreement, the Company granted Ascletis and its affiliates an exclusive, royalty-bearing sublicensable right and license under the Company’s intellectual property to develop, manufacture, commercialize and otherwise exploit denifanstat and other products containing denifanstat-related compounds in Greater China, consisting of the People’s Republic of China, Hong Kong, Macau and Taiwan.

The Company will bear all expenses related to development activities in Greater China as part of a global Phase 2 trial, except for clinical operations and regulatory staff provided by Ascletis. The Company conducted all development activities in connection with the FASCINATE-1 Phase 2 clinical trial in the United States and Greater China at its sole expense, except for certain in-kind contributions by Ascletis in Greater China. Ascletis is solely responsible for all development activities in connection with obtaining and maintaining regulatory approvals for denifanstat in Greater China. The Company received $60 thousand and $0.1 million as reimbursement pursuant to the license agreement for Greater China patent prosecution costs during the years ended December 31, 2022 and 2021, respectively.

The Company is eligible to receive development and commercial milestone payments from Ascletis in aggregate of up to $122.0 million as well as tiered royalties ranging from percentages in the high single digits to mid-teens on future net sales of denifanstat, which is referred to as ASC40 in Greater China. Ascletis Pharma, through a subsidiary, also led the Series E preferred stock financing in February 2019.

Under a separate manufacturing agreement with Ascletis, during the years ended December 31, 2022 and 2021, the Company paid $4 thousand and $0.9 million, respectively for the manufacture of denifanstat drug supply. The Company recorded these payments as research and development expense in the statement of operations and comprehensive loss for the respective year.

This license and Phase 2 research and development services components of this agreement are representative of a relationship with a customer and therefore are subject to ASC 606. In January 2022, Ascletis initiated dosing of a Phase 3 trial for recurrent GBM, potentially triggering a $2.0 million development milestone payment under the license agreement. Due to the uncertainty around the achievement of the milestone and ongoing discussions with Ascletis around the consideration for the milestone, the Company concluded it was probable that a significant reversal of the revenue related to the milestone would occur, and therefore, no revenue was recognized.